Non-current provisions and other non-current liabilities - Summary of Movements in Non-Current Provisions (Details) € in Millions	6 Months Ended
Jun. 30, 2026 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 4,541
Changes in scope of consolidation	13
Increases in provisions and other liabilities	473
Provisions utilized	(137)
Reversals of unutilized provisions	(129)
Transfers	(113)
Net interest related to employee benefits, and unwinding of discount	49
Currency translation differences	52
Actuarial gains and losses on defined-benefit plans	(157)
Ending balance	4,592
Provisions for pensions & other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,440
Changes in scope of consolidation	0
Increases in provisions and other liabilities	57
Provisions utilized	(36)
Reversals of unutilized provisions	(13)
Transfers	11
Net interest related to employee benefits, and unwinding of discount	26
Currency translation differences	15
Actuarial gains and losses on defined-benefit plans	(157)
Ending balance	1,343
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	827
Changes in scope of consolidation	0
Increases in provisions and other liabilities	110
Provisions utilized	(57)
Reversals of unutilized provisions	(2)
Transfers	0
Net interest related to employee benefits, and unwinding of discount	1
Currency translation differences	18
Actuarial gains and losses on defined-benefit plans	0
Ending balance	897
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	654
Changes in scope of consolidation	0
Increases in provisions and other liabilities	180
Provisions utilized	(4)
Reversals of unutilized provisions	(60)
Transfers	(104)
Net interest related to employee benefits, and unwinding of discount	8
Currency translation differences	2
Actuarial gains and losses on defined-benefit plans	0
Ending balance	676
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,620
Changes in scope of consolidation	13
Increases in provisions and other liabilities	126
Provisions utilized	(40)
Reversals of unutilized provisions	(54)
Transfers	(20)
Net interest related to employee benefits, and unwinding of discount	14
Currency translation differences	17
Actuarial gains and losses on defined-benefit plans	0
Ending balance	€ 1,676